Consolidated Balance Sheets (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and equivalents	$ 51,026,000		$ 45,261,000
Trade receivables less allowances of $19,028 and $6,405, respectively	285,151,000		266,555,000
Other receivables, net	65,109,000		66,804,000
Inventories	220,041,000		238,279,000
Prepaid expenses	40,814,000		43,177,000
Other current assets	18,335,000		44,597,000
Total current assets	680,476,000		704,673,000
Property, plant and equipment, net	395,299,000		369,687,000
Investments and other assets, net	81,528,000		132,233,000
Trademarks	426,085,000		449,085,000
Goodwill	18,095,000		176,584,000
Other intangible assets, net	96,279,000		105,697,000
Total assets	1,697,762,000		1,937,959,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	65,008,000	[1]	16,774,000	[1]
Accounts payable	274,624,000		251,572,000
Accrued liabilities	140,700,000		114,979,000
Total current liabilities	480,332,000		383,325,000
Long-term debt, net of current portion	540,517,000		555,705,000
Accrued pension and other employee benefits	75,144,000		76,903,000
Deferred gain - sale of shipping fleet	20,204,000		34,553,000
Deferred tax liabilities	111,628,000		43,248,000
Other liabilities	99,535,000		44,155,000
Total liabilities	1,327,360,000		1,137,889,000
Commitments and contingencies	0		0
Shareholders' equity:
Common stock, $.01 par value (46,317,433 and 45,777,760 shares outstanding, respectively)	463,000		458,000
Capital surplus	834,560,000		827,001,000
Accumulated deficit	(424,096,000)		(19,079,000)
Accumulated other comprehensive loss	(40,525,000)		(8,310,000)
Total shareholders' equity	370,402,000		800,070,000
Total liabilities and shareholders' equity	$ 1,697,762,000		$ 1,937,959,000

[1]	Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.